Offsets	Apr. 30, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-1
File Number	333-287963
Initial Filing Date	Jun. 11, 2025
Fee Offset Claimed	$ 350.15
Explanation for Claimed Amount	(3) The Company previously paid $20,523.20 with respect to 9,055,308 shares of Common Stock included herein based on a maximum aggregate offering price of $131,368,755.03 in connection with its filing of the Registration Statement on Form S-1 (File No. 333-287963) on June 11, 2025 in connection with the Private Placement (as defined in the Registration Statement). In accordance with Rule 457(b) under the Securities Act, the Company is using $350.15 of the previously paid fees to offset the filing fee payable in connection with this amendment to this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	GT Biopharma, Inc.
Form or Filing Type	S-1
File Number	333-287963
Filing Date	Jun. 11, 2025
Fee Paid with Fee Offset Source	$ 350.15